Fair Value of Financial Assets and Liabilities (Details) - Schedule of assets or liabilities which are not measured at fair value - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortised cost
Financial Assets, Fair value	$ 477,762	$ 629,136
Total	43,711,383	39,904,833
Financial liabilities at amortised cost
Total	45,051,218	45,760,234
Level 1 [Member]
Financial assets at amortised cost
Total	4,496,503	4,249,697
Financial liabilities at amortised cost
Total
Level 2 [Member]
Financial assets at amortised cost
Total
Financial liabilities at amortised cost
Total	30,964,992	27,859,296
Level 3 [Member]
Financial assets at amortised cost
Total	39,214,880	35,655,136
Financial liabilities at amortised cost
Total	14,086,226	17,900,938
Deposits and interbank borrowings [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	14,086,226
Deposits and interbank borrowings [Member] | Level 1 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Deposits and interbank borrowings [Member] | Level 2 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Deposits and interbank borrowings [Member] | Level 3 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	14,086,226
Time deposits and other time liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	13,117,554	10,177,658
Time deposits and other time liabilities [Member] | Level 1 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Time deposits and other time liabilities [Member] | Level 2 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	13,117,554	10,221,663
Time deposits and other time liabilities [Member] | Level 3 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Interbank borrowings [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	8,223,783	8,867,185
Interbank borrowings [Member] | Level 1 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Interbank borrowings [Member] | Level 2 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	8,223,783	8,905,524
Interbank borrowings [Member] | Level 3 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Financial Liabilities Issued Debt Instruments And Other Financial Liabilities Category [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	6,871,028
Financial Liabilities Issued Debt Instruments And Other Financial Liabilities Category [Member] | Level 1 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Financial Liabilities Issued Debt Instruments And Other Financial Liabilities Category [Member] | Level 2 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	6,871,028
Financial Liabilities Issued Debt Instruments And Other Financial Liabilities Category [Member] | Level 3 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Other financial liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	292,995	186,150
Other financial liabilities [Member] | Level 1 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Other financial liabilities [Member] | Level 2 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	292,995	186,150
Other financial liabilities [Member] | Level 3 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Regulatory capital financial instruments [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	2,459,632	1,487,555
Regulatory capital financial instruments [Member] | Level 1 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Regulatory capital financial instruments [Member] | Level 2 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value	2,459,632	1,487,555
Regulatory capital financial instruments [Member] | Level 3 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Issued debt instruments [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value		7,058,404
Issued debt instruments [Member] | Level 1 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Issued debt instruments [Member] | Level 2 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value		7,058,404
Issued debt instruments [Member] | Level 3 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Debt financial instruments [Member]
Financial assets at amortised cost
Financial Assets, Fair value	4,496,503	4,249,697
Debt financial instruments [Member] | Level 1 [Member]
Financial assets at amortised cost
Financial Assets, Fair value	4,496,503	4,249,697
Debt financial instruments [Member] | Level 2 [Member]
Financial assets at amortised cost
Financial Assets, Fair value
Debt financial instruments [Member] | Level 3 [Member]
Financial assets at amortised cost
Financial Assets, Fair value
Interbank loans [Member]
Financial assets at amortised cost
Financial Assets, Fair value	32,918	430
Interbank loans [Member] | Level 1 [Member]
Financial assets at amortised cost
Financial Assets, Fair value
Interbank loans [Member] | Level 2 [Member]
Financial assets at amortised cost
Financial Assets, Fair value
Interbank loans [Member] | Level 3 [Member]
Financial assets at amortised cost
Financial Assets, Fair value	32,918	430
Loans and account receivable from customers [Member]
Financial assets at amortised cost
Financial Assets, Fair value	39,181,962	35,654,706
Loans and account receivable from customers [Member] | Level 1 [Member]
Financial assets at amortised cost
Financial Assets, Fair value
Loans and account receivable from customers [Member] | Level 2 [Member]
Financial assets at amortised cost
Financial Assets, Fair value
Loans and account receivable from customers [Member] | Level 3 [Member]
Financial assets at amortised cost
Financial Assets, Fair value	$ 39,181,962	35,654,706
Deposits other demand liabilities [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value		17,983,282
Deposits other demand liabilities [Member] | Level 1 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Deposits other demand liabilities [Member] | Level 2 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value
Deposits other demand liabilities [Member] | Level 3 [Member]
Financial liabilities at amortised cost
Financial Liabilities, Fair value		$ 17,900,938